IMPAIRMENT CHARGES, NET OF REVERSAL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 205.1	$ (45.8)
Plant and equipment | Rosebel Gold mines
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge		0.0
Plant and equipment | IAMGOLD Essakane S.A. ("Essakane S.A.")
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 0.0	$ (45.8)